Current and Deferred Income Tax (Details) - Schedule of Unrecognized Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Deductible temporary differences	$ 16,045,512	$ 3,920,076
Tax losses	40,067,059	26,069,552
Total	$ 56,112,571	$ 29,989,628